4. LOANS AND ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
LOANS AND ALLOWANCE FOR LOAN LOSSES

Following is a summary of loans at December 31, 2016 and 2015:

	December 31,
(in thousands)	2016	2015
Construction and land development	$79,738	$64,702
Commercial real estate:
Non-farm, non-residential	365,569	307,722
Owner occupied	186,892	147,017
Multifamily, nonresidential and junior liens	89,191	79,170
Total commercial real estate	641,652	533,909
Consumer real estate:
Home equity lines	87,489	78,943
Secured by 1-4 family residential, secured by first deeds of trust	195,343	167,053
Secured by 1-4 family residential, secured by second deeds of trust	4,289	3,711
Total consumer real estate	287,121	249,707
Commercial and industrial loans (except those secured by real estate)	170,709	153,669
Consumer and other	11,542	13,539
Total loans	1,190,762	1,015,526
Deferred loan (fees) costs	518	630
Allowance for loan losses	(7,909)	(7,641)
Net loans	$1,183,371	$1,008,515

A further breakdown of the make-up of the construction and development and commercial real estate portfolios at December 31, 2016 and 2015 is as follows:

	December 31,
(in thousands)	2016	2015
Construction and land development:
Land	$12,595	$16,026
Residential	36,253	29,864
Commercial	30,890	18,812
Total construction and land development	$79,738	$64,702

Commercial real estate:
Non-farm, non-residential:
Office	$108,228	$92,991
Industrial	36,264	38,518
Hotel/motel	28,453	18,935
Retail	165,434	135,200
Special purpose/Other	27,190	22,078
	365,569	307,722
Owner occupied :
Office	60,500	51,775
Industrial	46,876	40,337
Retail	31,085	12,157
Special purpose/Other	48,431	42,748
	186,892	147,017

Multifamily, nonresidential and junior liens	89,191	79,170
Total commercial real estate	$641,652	$533,909

Loans are primarily made in the Research Triangle and Charlotte areas of North Carolina. Real estate loans can be affected by the condition of the local real estate market. Commercial and installment loans can be affected by the local economic conditions.

Changes in the allowance for loan losses for the years ended December 31, 2016, 2015 and 2014 were as follows:

				Commercial
				& Industrial
	Construction		Consumer	Loans Not
	and Land	Commercial	Real	Secured By	Consumer	Total
(In thousands)	Development	Real Estate	Estate	Real Estate	& Other	Loans
2016
Balance at beginning of the year	$509	$3,156	$2,046	$1,786	$144	$7,641
Provision for loan losses	(326)	492	(153)	656	(78)	591
Loans charged off	—	(27)	—	(927)	—	(954)
Recoveries	303	98	7	213	10	631
Net (chargeoffs) recoveries	303	71	7	(714)	10	(323)
Balance at end of the year	$486	$3,719	$1,900	$1,728	$76	$7,909

2015
Balance at beginning of the year	$960	$2,510	$1,594	$1,662	$143	$6,869
Provision for loan losses	(510)	902	408	(51)	1	750
Loans charged off	(14)	(275)	—	—	—	(289)
Recoveries	73	19	44	175	—	311
Net (chargeoffs) recoveries	59	(256)	44	175	—	22
Balance at end of the year	$509	$3,156	$2,046	$1,786	$144	$7,641

2014
Balance at beginning of the year	$2,021	$1,184	$1,540	$2,150	$44	$6,939
Provision for loan losses	(317)	1,287	104	(635)	99	538
Loans charged off	(898)	(1)	(64)	(99)	—	(1,062)
Recoveries	154	40	14	246	—	454
Net (chargeoffs) recoveries	(744)	39	(50)	147	—	(608)
Balance at end of the year	$960	$2,510	$1,594	$1,662	$143	$6,869

The balance in the allowance for loan losses and the recorded investment in loans by portfolio segment are based on the impairment method as of December 31, 2016 and 2015 and were as follows:

				Commercial
				& Industrial
	Construction		Consumer	Loans Not
	and Land	Commercial	Real	Secured By	Consumer	Total
(in thousands)	Development	Real Estate	Estate	Real Estate	& Other	Loans
December 31, 2016
Allowance for Loan Losses:
Individually evaluated for impairment	$—	$—	$223	$286	$—	$509
Collectively evaluated for impairment	486	3,719	1,677	1,442	76	7,400
Total ending allowance	$486	$3,719	$1,900	$1,728	$76	$7,909

Loans:
Individually evaluated for impairment	$125	$836	$1,121	$1,139	$—	$3,221
Collectively evaluated for impairment	79,613	640,816	286,000	169,570	11,542	1,187,541
Total ending loans	$79,738	$641,652	$287,121	$170,709	$11,542	$1,190,762

December 31, 2015
Allowance for Loan Losses:
Individually evaluated for impairment	$4	$72	$115	$297	$21	$509
Collectively evaluated for impairment	505	3,084	1,931	1,489	123	7,132
Total ending allowance	$509	$3,156	$2,046	$1,786	$144	$7,641

Loans:
Individually evaluated for impairment	$238	$2,619	$411	$602	$21	$3,891
Collectively evaluated for impairment	64,464	531,290	249,296	153,067	13,518	1,011,635
Total ending loans	$64,702	$533,909	$249,707	$153,669	$13,539	$1,015,526

Loans are charged down or off as soon as the Company determines that the full principal balance due under any loan becomes uncollectible. The amount of the charge is determined as follows:

● If unsecured, the loan must be charged off in full.

● If secured, the outstanding principal balance of the loan should be charged down to the net realizable value of the collateral.

Loans are considered uncollectible when:

● No regularly scheduled payment has been made within four months unless fully secured and in the process of collection.

● The collateral value is insufficient to cover the outstanding indebtedness and it is unlikely the borrower will have the ability to pay the debt in a timely manner.

● The loan is unsecured, the borrower files for bankruptcy protection and there is no other (guarantor, etc.) support from an entity outside of the bankruptcy proceedings.

Impaired loans totaled $3.2 million and $3.9 million at December 31, 2016 and 2015, respectively. Included in the $3.2 million at December 31, 2016 is $1.3 million of loans classified as troubled debt restructurings (“TDRs”). Included in the $3.9 million at December 31, 2015 is $2.8 million of loans classified as TDRs. A modification of a loan’s terms constitutes a TDR if the creditor grants a concession to the borrower for economic or legal reasons related to the borrower’s financial difficulties that it would not otherwise consider. All TDRs are considered impaired.

The following table provides information on performing and nonperforming TDRs as of December 31, 2016 and 2015:

	December 31,
(in thousands)	2016	2015
Performing TDRs:
Commercial real estate	$520	$2,220
Consumer real estate	338	346
Commercial and industrial loans	297	47
Total performing TDRs	1,155	2,613

Nonperforming TDRs:
Construction and land development	125	104
Consumer real estate	58	65
Consumer and other	—	21
Total nonperformingTDRs	183	190
Total TDRs	$1,338	$2,803

As of December 31, 2016 there were six loans totaling $1.3 million identified as TDRs, including two loans totaling $422,000 which were added during 2016. Three loans totaling $1.4 million considered TDRs as of December 31, 2015 were subsequently paid in full, and one loan for $46,000 went into default and was subsequently charged off in 2016.  Of the two new loans considered TDRs during 2016, the largest was a $297,000 C&I loan due to changes in payment terms in response to the borrower’s short term cash flow shortage.  The other loan for $125,000 is a real estate development loan that was modified to extend the term of the loan in response to slow sales.  Payments are current on both loans that were classified as TDRs in 2016.

Interest is not typically accrued on loans where impairment exists. For loans classified as TDRs, the Company further evaluates the loans as performing or non-performing. If, at the time of restructure, it is determined that no impairment exists, the loan will be classified as performing. Interest income recognized on performing TDRs was $71,000 and $161,000 for the years ended December 31, 2016 and 2015, respectively.

In order to quantify the value of any impairment, the Company evaluates loans individually. At December 31, 2016, the Company had $3.2 million of impaired loans. The detail of loans evaluated for impairment as of December 31, 2016 is presented below:

		Unpaid
		Contractual
(in thousands)	Recorded	Principal	Allocated
December 31, 2016	Investment	Balance	Allowance
Loans without a specific valuation allowance:
Construction and land development	$125	$195	$-
Commercial real estate	836	836	-
Loans with a specific valuation allowance:
Consumer real estate	1,121	1,152	223
Commercial and industrial loans (except
those secured by real estate)	1,139	1,382	286
Total	$3,221	$3,565	$509

At December 31, 2015, the Company had $3.9 million of impaired loans. The detail of loans evaluated for impairment as of December 31, 2015 is presented below:

		Unpaid
		Contractual
(in thousands)	Recorded	Principal	Allocated
December 31, 2015	Investment	Balance	Allowance
Loans without a specific valuation allowance:
Construction and land development	$234	$397	$—
Commercial real estate	2,220	2,319	—
Loans with a specific valuation allowance:
Construction and land development	4	29	4
Commercial real estate	399	480	72
Consumer real estate	411	474	115
Commercial and industrial loans (except
those secured by real estate)	602	895	297
Consumer and other	21	26	21
Total	$3,891	$4,620	$509

The average recorded investment balance of impaired loans during 2016 and 2015 is as follows:

	2016		2015
	Average	Interest	Average	Interest
(in thousands)	Balance	Income	Balance	Income
Construction and land development	$156	$—	$285	$1
Commercial real estate	1,244	46	5,241	181
Consumer real estate	629	26	728	26
Commercial and industrial loans	1,594	62	642	24
Consumer and other	9	—	23	—
	$3,632	$134	$6,919	$232

When the Company cannot reasonably expect full and timely repayment of a loan, the loan is placed on nonaccrual status. The Company will continue to track the contractual interest for purposes of customer reporting and any potential litigation or later collection of the loan but accrual of interest for financial statement purposes is to be discontinued. Subsequent payments of interest can be recognized as income on a cash basis provided that full collection of principal is expected. Otherwise, all payments received are to be applied to principal only. At the time of nonaccrual, past due or accrued interest is reversed from income.

Loans over 90 days past due will automatically be placed on nonaccrual status. Loans that are less delinquent may also be placed on nonaccrual status if full collection of principal and interest is unlikely.

The following table presents the recorded investment in nonaccrual loans by portfolio segment as of December 31, 2016 and 2015:

	Nonaccrual
(in thousands)	2016	2015
Construction and land development	$125	$238
Consumer real estate	783	65
Commercial and industrial loans	60	189
Consumer and other	—	21
Total	$968	$513

There were no loans 90 days or more past due and accruing interest at December 31, 2016 and 2015. If interest had been earned on non-accrual loans, such income would have approximated $46,000 and $28,000 for the years ended December 31, 2016 and 2015, respectively.

The following table presents the aging of the recorded investment in past due loans as of December 31, 2016 and 2015 by portfolio segment:

			Greater
	30 - 59	60 - 89	than 90
	Days	Days	Days		Total
(in thousands)	Past	Past	Past	Non-	Past		Total
December 31, 2016	Due	Due	Due	Accrual	Due	Current	Loans
Construction and land development	$	$	$	$125	$125	$79,613	$79,738
Commercial real estate	-	-	-	-	-	641,652	641,652
Consumer real estate	-	-	-	783	783	286,338	287,121
Commercial and industrial loans	-	-	-	60	60	170,649	170,709
Consumer and other	-	-	-	-	-	11,542	11,542
Total	$-	$-	$-	$968	$968	$1,189,794	$1,190,762

			Greater
	30 - 59	60 - 89	than 90
	Days	Days	Days		Total
(in thousands)	Past	Past	Past	Non-	Past		Total
December 31, 2015	Due	Due	Due	Accrual	Due	Current	Loans
Construction and land development	$	$	$	$238	$238	$64,464	$64,702
Commercial real estate	-	-	-	-	-	533,909	533,909
Consumer real estate	-	-	-	65	65	249,642	249,707
Commercial and industrial loans	-	-	-	189	189	153,480	153,669
Consumer and other	-	-	-	21	21	13,518	13,539
Total	$-	$-	$-	$513	$513	$1,015,013	$1,015,526

Credit Quality Indicators

The Company utilizes a nine point grading system in order to evaluate the level of inherent risk in the loan portfolio as part of its allowance for loan losses methodology. Loans collectively evaluated for impairment are grouped by loan type and by risk rating. Each loan type is assigned an allowance factor based on risk grade, historical loss experience, economic conditions, overall portfolio quality including delinquency rates and commercial real estate loan concentrations (as applicable). As risk grades increase, additional reserves are applied in order to account for the added inherent risk.

The Company categorizes all business and commercial purpose loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company analyzes loans individually by setting the risk grade at the inception of a loan through the approval process. A certain percentage of loan dollars is reviewed each year by a third party loan review function. The risk rating process is inherently subjective and based upon management’s evaluation of the specific facts and circumstances for individual borrowers. As such, the assigned risk ratings are subject to change based upon changes in borrower status and changes in the external environment affecting the borrower. The Company uses the following definitions for risk ratings:

●	Risk Grade 1 – Minimal - Credits in this category are virtually risk-free and are well-collateralized by cash-equivalent instruments. The repayment program is well-defined and achievable. Repayment sources are numerous.
●	Risk Grade 2 – Modest - Loans to borrowers of significantly better than average financial strength or loans secured by readily marketable securities. Earnings performance is consistent and primary and secondary sources of repayment are well established. The borrower exhibits excellent asset quality and liquidity with very strong debt servicing capacity and coverage. Company management has depth, is experienced and well regarded in the industry.

●	Risk Grade 3 – Average - Loans in this category are to borrowers of satisfactory financial strength. Earnings performance is consistent. Primary and secondary sources of repayment are well defined and adequate to retire the debt in a timely and orderly fashion. These borrowers would generally exhibit satisfactory asset quality and liquidity. They have moderate leverage and experienced management in key positions.
●	Risk Grade 4 – Acceptable - Loans in this category are to borrowers involving more than average risk which contain certain characteristics that require some supervision and attention by the lender. Asset quality is acceptable, but debt capacity is modest. Little excess liquidity is available. The borrower may be fully leveraged and unable to sustain major setbacks. Covenants are structured to ensure adequate protection. Management may have limited experience and depth. This category includes loans which are highly leveraged transactions due to regulatory constraints and also includes loans involving reasonable exceptions to policy.

●	Risk Grade 5 - Acceptable with Care - A loan in this category is sound and collectible but contains considerable risk. Although asset quality remains acceptable, the borrower has a smaller and/or less diverse asset base, very little liquidity and limited debt capacity. Earnings performance is inconsistent and the borrower is not strong enough to sustain major setbacks. The borrower may be highly leveraged and below average size or a lower-tier competitor. There might be limited management experience and depth. These loans may be to a well-conceived start-up venture but repayment is still dependent upon a successful operation. This category includes loans with significant documentation or policy exceptions, improper loan structure, or inadequate loan servicing procedures and may also include a loan in which strong reliance for a secondary repayment source is placed on a guarantor who exhibits the ability and willingness to repay or loans which are highly leveraged transactions due to the obligor’s financial status.
●	Risk Grade 6 - Special Mention or Critical - Loans in this category have potential weaknesses which may, if not checked or corrected, weaken the asset or inadequately protect the Company’s credit position at some future date. These may also include loans of marginal quality and liquidity that if not corrected may jeopardize the liquidation of the debt and the Company’s credit position. These loans require close supervision and must be monitored to ensure there is not a pattern of deterioration in the credit that may lead to further downgrade. These characteristics include but are not limited to:

o Repayment performance has not been demonstrated to prudent standards;

o Repayment performance is inconsistent and highly sensitive to business and operating cycle swings;

o Fatal documentation errors and;

o Performing as agreed without documented capacity or collateral protection.

●	Risk Grade 7 – Substandard - A substandard loan is inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified as substandard have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.
●	Risk Grade 8 – Doubtful - Loans classified doubtful have all the weaknesses inherent in loans classified substandard, plus the added characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions, and values highly questionable and improbable. However, these loans are not yet rated as loss because certain events may occur which would salvage the debt. Among these events are:

o Injection of capital;

o Alternative financing;

o Liquidation of assets or the pledging of additional collateral.

The ability of the borrower to service the debt is extremely weak, overdue status is constant, the debt has been placed on nonaccrual status and no definite repayment schedule exists. Doubtful is a temporary grade where a loss is expected but is presently not quantified with any degree of accuracy. Once the loss position is determined, the amount is charged off. There were no loans rated as doubtful as of December 31, 2016 or December 31, 2015.

●	Risk Grade 9 – Loss - Loans classified Loss are considered uncollectable and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value but rather that it is not practical or desirable to defer writing off the worthless loan even though partial recovery may be affected in the future. Probable loss portions of doubtful assets should be charged against the allowance for loan losses. Loans may reside in this classification for administrative purposes for a period not to exceed the earlier of thirty days or calendar quarter-end. There were no loans rated as loss as of December 31, 2016 or December 31, 2015.

As of December 31, 2016 and 2015 and based on the most recent analysis performed, the risk category of unimpaired loans by class of loans is as follows:

	Risk Grade
(in thousands)		1	2	3	4	5	6	7	Total
December 31, 2016
Construction and land development	$		$1,005	$911	$22,901	$54,601	$195	$125	$79,738
Commercial real estate		-	539	223,459	311,711	87,443	18,500	-	641,652
Consumer real estate		50	19,247	130,748	102,137	33,013	1,143	783	287,121
Commercial and industrial loans		2,133	1,525	32,304	104,019	29,035	556	1,137	170,709
Consumer and other		1,160	730	1,086	7,392	1,174	-	-	11,542
Total		$3,343	$23,046	$388,508	$548,160	$205,266	$20,394	$2,045	$1,190,762

	Risk Grade
(in thousands)	1	2	3	4	5	6		7	Total
December 31, 2015
Construction and land development	$26	$200	$2,545	$14,318	$47,133	$242	$		$64,464
Commercial real estate	-	619	195,935	243,771	87,492	3,473		-	531,290
Consumer real estate	53	10,933	111,123	92,127	34,346	714		-	249,296
Commercial and industrial loans	2,168	1,909	24,675	96,900	26,802	612		-	153,066
Consumer and other	980	1,069	960	8,392	1,936	182		-	13,519
Total	$3,227	$14,730	$335,238	$455,508	$197,709	$5,223		$-	$1,011,635

Loans with a carrying value of $997.6 million and $689.0 million were pledged as of December 31, 2016 and 2015, respectively, to secure lines of credit with the Federal Reserve and the Federal Home Loan Bank.